AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 95.9%
Communication Services - 1.6%
Radius Global Infrastructure, Inc., Class A*,1	22,525	$344,182
Consumer Discretionary - 10.8%
Adtalem Global Education, Inc.*	2,197	88,100
BorgWarner, Inc.	289	11,115
Boyd Gaming Corp.	483	26,811
Bright Horizons Family Solutions, Inc.*	2,079	194,740
Caesars Entertainment, Inc.*	1,965	89,781
Five Below, Inc.*	1,075	136,600
Floor & Decor Holdings, Inc., Class A*	546	43,991
Leslie's, Inc.*	22,272	337,644
Lithia Motors, Inc., Class A	899	238,487
Mattel, Inc.*	30,415	705,628
Modine Manufacturing Co.*	2,329	30,556
Ollie's Bargain Outlet Holdings, Inc.*	33	1,945
The Cheesecake Factory, Inc.	12,726	371,981
Under Armour, Inc., Class C*	6,207	51,270
Xponential Fitness, Inc., Class A*	2,409	35,750

Total Consumer Discretionary		2,364,399
Energy - 5.5%
Centennial Resource Development, Inc., Class A*	65,146	433,872
Chord Energy Corp	641	82,202
International Seaways, Inc.[1]	3,572	84,478
PDC Energy, Inc.	3,365	221,047
SM Energy Co.	9,003	371,644

Total Energy		1,193,243
Financials - 2.3%
Argo Group International Holdings, Ltd. (Bermuda)	3,550	116,404
LPL Financial Holdings, Inc.	687	144,215
NMI Holdings, Inc., Class A*	10,800	204,552
Pinnacle Financial Partners, Inc.	258	20,408
Wintrust Financial Corp.	104	8,948

Total Financials		494,527
Health Care - 24.8%
ABIOMED, Inc.*	7	2,051
ACADIA Pharmaceuticals, Inc.*	5,362	78,768
Adaptive Biotechnologies Corp.*	4,460	40,854
Apellis Pharmaceuticals, Inc.*	94	5,290
Arvinas, Inc.*	1,058	56,190
Axonics, Inc.*	5,611	363,986
BioMarin Pharmaceutical, Inc.*	3,502	301,347
	Shares	Value

Covetrus, Inc.*	14,083	$292,504
CRISPR Therapeutics AG (Switzerland)*	4,049	303,675
Cytokinetics Inc.*,1	2,042	86,438
Exact Sciences Corp.*	654	29,495
Guardant Health, Inc.*	122	6,121
Horizon Therapeutics PLC*	1,183	98,153
Inari Medical, Inc.*	28	2,172
Inspire Medical Systems, Inc.*	1,254	262,073
Insulet Corp.*	9	2,230
Iovance Biotherapeutics, Inc.*,1	851	9,914
Jazz Pharmaceuticals PLC (Ireland)*	1,987	310,091
Lantheus Holdings, Inc.*	5,155	395,492
Natera, Inc.*	14,040	659,880
Novocure, Ltd. (Jersey)*	31	2,108
NuVasive, Inc.*	2,136	112,183
Pacira BioSciences, Inc.*	7,212	407,911
Quanterix Corp.*	10,348	165,464
Sarepta Therapeutics, Inc.*	2,900	269,555
Shockwave Medical, Inc.*	360	75,935
Signify Health, Inc., Class A*	1,849	31,636
Supernus Pharmaceuticals, Inc.*	5,420	172,085
Turning Point Therapeutics, Inc.*	2,765	207,320
Twist Bioscience Corp.*	2,443	106,857
United Therapeutics Corp.*	2,473	571,436

Total Health Care		5,429,214
Industrials - 23.1%
American Woodmark Corp.*	1,591	79,900
Array Technologies, Inc.*,1	27,439	462,347
The AZEK Co., Inc.*	1,351	27,939
Azul, S.A., ADR (Brazil)*,1	15,356	104,267
Beacon Roofing Supply, Inc.*	10,647	639,033
Bloom Energy Corp., Class A*	8,763	177,275
Builders FirstSource, Inc.*	3,638	247,384
Controladora Vuela Cia de Aviacion, S.A.B de CV, ADR (Mexico)*	6,731	65,291
Enovix Corp.*,1	9,218	122,784
Interface, Inc.	5,351	77,536
KBR, Inc.	19,402	1,032,768
Knight-Swift Transportation Holdings, Inc.	88	4,836
Lyft, Inc., Class A*	20,523	284,449
Masonite International Corp.*	1,425	129,718
MasTec, Inc.*,1	8,456	667,432
Quanta Services, Inc.	82	11,376

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 23.1% (continued)
Sensata Technologies Holding PLC	4,630	$205,896
Shoals Technologies Group, Inc., Class A*	8,082	190,978
Triumph Group, Inc.*	7,678	119,316
Upwork, Inc.*	8,339	154,772
WESCO International, Inc.*	385	49,218
Willdan Group, Inc.*,1	6,939	188,810

Total Industrials		5,043,325
Information Technology - 24.4%
Ambarella, Inc.*	4,277	370,174
Avalara, Inc.*	4,570	399,509
BigCommerce Holdings, Inc., Series 1*	15,630	244,609
Bill.com Holdings, Inc.*	17	2,296
Blackline, Inc.*	32	2,023
Couchbase, Inc.*,1	11,629	177,110
Coupa Software, Inc.*	1,833	119,915
Dlocal, Ltd. (Uruguay)*,1	16,937	470,510
Elastic, N.V.*	7,625	609,161
Envestnet, Inc.*	186	10,838
Fair Isaac Corp.*	5	2,310
Genpact, Ltd.	17,373	835,294
II-VI, Inc.*	342	18,003
MACOM Technology Solutions Holdings, Inc.*	3,194	185,060
MaxLinear, Inc.*	10,097	408,020
MKS Instruments, Inc.	320	37,824
MongoDB, Inc.*	10	3,125
Monolithic Power Systems, Inc.	5	2,324
NCR Corp.*	448	14,538
Paymentus Holdings, Inc., Class A*,1	3,709	53,966
Rapid7, Inc.*	1,067	68,256
SiTime Corp.*	2,416	449,328
Switch, Inc., Class A	6,826	230,787
Toast, Inc., Class A*	4,280	68,394
UiPath, Inc., Class A*	16,547	303,307
Wolfspeed, Inc.*	777	64,724
Workiva, Inc.*	297	19,454
Zendesk, Inc.*	1,607	121,200
	Shares	Value

Zuora, Inc., Class A*	4,016	$34,176

Total Information Technology		5,326,235
Materials - 1.8%
ATI, Inc.*	4,804	119,572
Carpenter Technology Corp.	4,272	137,302
Eagle Materials, Inc.	263	33,256
FMC Corp.	17	1,889
Livent Corp.*,1	4,361	108,545

Total Materials		400,564
Real Estate - 1.6%
Agree Realty Corp., REIT	2,846	226,513
Brixmor Property Group, Inc., REIT	759	17,594
SITE Centers Corp., REIT	6,317	92,291
STAG Industrial, Inc., REIT	806	26,421

Total Real Estate		362,819

Total Common Stocks (Cost $19,256,638)		20,958,508

Principal Amount
Short-Term Investments - 4.6%
Joint Repurchase Agreements - 1.9%[2]
National Bank Financial, dated 07/29/22, due 08/01/22, 2.340% total to be received $418,010 (collateralized by various U.S. Treasuries, 0.000% - 3.250%, 08/01/22 - 09/09/49, totaling $426,288)	$417,929	417,929

	Shares
Other Investment Companies - 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%[3]	382,208	382,208
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.80%[3]	196,895	196,895

Total Other Investment Companies		579,103

Total Short-Term Investments (Cost $997,032)		997,032
Total Investments - 100.5% (Cost $20,253,670)		21,955,540
Other Assets, less Liabilities - (0.5)%		(110,290)
Net Assets - 100.0%		$21,845,250

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,347,719 or 10.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$20,958,508	—	—	$20,958,508
Short-Term Investments
Joint Repurchase Agreements	—	$417,929	—	417,929
Other Investment Companies	579,103	—	—	579,103
Total Investments in Securities	$21,537,611	$417,929	—	$21,955,540

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,347,719	$417,929	$1,933,471	$2,351,400
The following table summarizes the securities received as collateral for securities lending at July 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	08/18/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.